Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessel operating expenses
Crew wages and related costs	$ 62,920	$ 65,402	$ 29,449
Insurances	6,124	8,026	4,561
Maintenance, repairs, spares and stores	17,194	18,577	9,415
Lubricants	6,372	8,187	3,901
Tonnage taxes	2,438	3,717	1,360
Upgrading expenses	1,784	6,205	3,167
Miscellaneous	1,998	2,682	1,243
Total vessel operating expenses	$ 98,830	$ 112,796	$ 53,096